Related Parties and Related Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Loss Contingencies [Line Items]
Schedule of Related Party Transactions
The following table presents the notes receivable from, and equity investments in, Flash Ventures for the periods presented:

	March 28, 2025	June 28, 2024
	(in millions)
Notes receivable, Flash Partners	$37	$1
Notes receivable, Flash Alliance	38	5
Notes receivable, Flash Forward	296	485
Investment in Flash Partners	46	148
Investment in Flash Alliance	116	219
Investment in Flash Forward	129	143

Total notes receivable and investments in Flash Ventures	$662	$1,001

The following presents Interest expense and Interest income on notes due to (from) Western Digital Corporation, which were recorded within Interest expense and Interest income in the Condensed Consolidated Statements of Operations for the periods presented:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Interest expense on notes due to Western Digital Corporation	$7	$29
Interest (income) on notes due from Western Digital Corporation	$(1)	$(4)
The table below summarizes the impact of expense allocations from WDC within the Condensed Consolidated Statements of Operations for the periods presented:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Research and development	$189	$520
Selling general, and administrative	158	328
Business separation costs	50	—
Employee termination and other charges	5	(44)

Total allocation of Corporate Expenses	$402	$804

A reconciliation of Net transfers from (to) Western Digital Corporation on the Condensed Consolidated Statements of Shareholders’ Equity to the corresponding amounts on the Condensed Consolidated Statements of Cash Flows is as follows:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Net transfers from Western Digital Corporation per Condensed Consolidated Statements of Shareholders’ Equity	$(585)	$234
Notes due (to) from Western Digital Corporation	(1,223)	113
Other assets and liabilities, net transferred from Western Digital Corporation	(105)	—
Unis venture transferred from Western Digital Corporation	(61)	—
Property, plant and equipment, net transferred from Western Digital Corporation	(27)	(5)
Tax balances transferred from Western Digital Corporation	(8)	(2)
Accumulated other comprehensive loss transferred to Western Digital Corporation	10	—
Tax indemnification liability transferred to Western Digital Corporation	112	—

Net transfers (to) from Western Digital Corporation per Condensed Consolidated Statements of Cash Flows	$(1,887)	$340

Schedule of Variable Interest Entities
The Company’s maximum reasonably estimable loss exposure (excluding lost profits) as a result of its involvement with Flash Ventures, based upon the Japanese yen to U.S. dollar exchange rate at March 28, 2025, is presented below. Investments in Flash Ventures are denominated in Japanese yen, and the maximum estimable loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

March 28, 2025
(in millions)
Notes receivable	$371
Equity investments	291
Operating lease guarantees	1,379
Inventory and prepayments	1,318

Maximum estimable loss exposure	$3,359

Schedule of Guarantor Obligations
The following table presents the Company’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent, based upon the Japanese yen to U.S. dollar exchange rate as of March 28, 2025:

	Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥207	$1,379

The following table details the breakdown of the Company’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the Flash Ventures lease agreements, in annual installments, in U.S. dollars, based upon the Japanese yen to U.S. dollar exchange rate as of March 28, 2025:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
Remaining three months of 2025	$104	$26	$130
2026	462	119	581
2027	227	102	329
2028	102	98	200
2029	36	53	89
2030	9	41	50

Total guarantee obligations	$940	$439	$1,379

The Flash Business of Western Digital Corporation [Member]
Loss Contingencies [Line Items]
Schedule of notes receivable from, and equity investments
The following table presents the notes receivable from, and equity investments in, Flash Ventures for the periods presented:

	June 28, 2024	June 30, 2023
	(in millions)
Notes receivable, Flash Partners	$1	$37
Notes receivable, Flash Alliance	5	48
Notes receivable, Flash Forward	485	709
Investment in Flash Partners	148	160
Investment in Flash Alliance	219	274
Investment in Flash Forward	143	183

Total notes receivable and investments in Flash Ventures	$1,001	$1,411

A reconciliation of Net transfers from (to) Parent on the Combined Statements of Changes in Parent Company Net Investment to the corresponding amounts on the Combined Statements of Cash Flows is as follows:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Net transfers from (to) Parent per Combined Statement of Changes in Parent Company Net Investment	$275	$376	$(922)
Property, plant and equipment, net transferred from Parent	(11)	(18)	(13)
Deferred taxes, net transferred to Parent	17	2	2
Notes due from Parent transferred to Parent	113	316	—

Net transfers from (to) Parent per Combined Statements of Cash Flows	$394	$676	$(933)

The table below summarizes the impact of expense allocations from WDC within the Combined Statements of Operations for the periods presented:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Research and development	$723	$750	$884
Selling, general and administrative	418	452	470
Employee termination, asset impairment and other	(40)	61	(2)
Business separation costs	64	—	—

Total allocation of Corporate expenses	$1,165	$1,263	$1,352

The following presents interest expense and interest income on notes due to (from) Parent, which have been recorded within interest expense and interest income in the Combined Statements of Operations for the periods presented:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Interest income on notes due from Parent	$6	$16	$3
Interest expense on notes due to Parent	$(37)	$(29)	$(13)

Schedule of Related Party Transactions
The following presents a summary of the outstanding borrowings between the Business and subsidiaries of the Parent for the periods presented, inclusive of any associated interest receivable or interest payable:

Notes due to (from) Parent	Interest Rate	June 28, 2024	June 30, 2023
Notes due from Parent		(in millions)
Revolving Credit Agreement due from Parent $101M - Oct. 3, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	$(102)	$—
Notes due from Parent $40M - Dec. 19, 2018	.15% through Dec. 2021, .33% through Dec. 2022 and 4.55% through Maturity Date	—	(40)
Notes due from Parent $10M - Mar. 29, 2019	1.5% through Mar 2022, .97% through Mar. 2023, and 4.5% through Maturity Date	—	(10)
Notes due from Parent $8M - Jul. 25, 2019	.18% through Jul 2021, .12% through July 2022, and 2.37% through Maturity Date	—	(8)
Revolving Credit Agreement due from Parent $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	(4)
Revolving Credit Agreement due from Parent $100M October 27, 2021	LIBOR Rate + 150 basis points	—	(1)

Total Notes due from Parent		(102)	(63)
Notes due to Parent
Notes due to Parent $500M - Nov. 25, 2014	1-year swap + 2%	475	467
Notes Due to Parent $42B Yen - April 29, 2014	TIBOR + .35%	262	291
Revolving Credit Agreement due to Parent $100M - Aug. 20, 2021	LIBOR Rate + 150 basis points	77	77
Revolving Credit Agreement due to Parent $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	29
Revolving Credit Agreement due to Parent - $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	24
Notes Due to Parent $60M - Feb. 22 2023	Safe Notice Rate - 6.698%	—	31

Total Notes due to Parent		814	919

	Total Notes due to Parent, net	$712	$856

Schedule of Variable Interest Entities
The Business’s maximum reasonably estimable loss exposure (excluding lost profits) as a result of its involvement with Flash Ventures, based upon the Japanese yen to U.S. dollar exchange rate at June 28, 2024, is presented below. Investments in Flash Ventures are denominated in Japanese yen, and the maximum estimable loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

June 28, 2024
(in millions)
Notes receivable	$491
Equity investments	510
Operating lease guarantees	1,299
Inventory and prepayments	1,069

Maximum estimable loss exposure	$3,369

Schedule of Guarantor Obligations
The following table presents the Business’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent, based upon the Japanese yen to U.S. dollar exchange rate:

	June 28, 2024 Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥208	$1,299
The following table details the breakdown of the Business’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the Flash Ventures lease agreements, in annual installments as of June 28, 2024, in U.S. dollars, based upon the Japanese yen to U.S. dollar exchange rate as of June 28, 2024:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
2025	$285	$74	$359
2026	359	111	470
2027	164	95	259
2028	58	92	150
2029	11	50	61

Total guarantee obligations	$877	$422	$1,299